Related party transactions - Summary of Remuneration of Directors (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended	14 Months Ended
	Dec. 31, 2022	Oct. 31, 2021	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries	$ 0.6	$ 0.5
Share-based compensation	1.4	0.8
Fees and benefits	$ 0.6	0.5
Total remuneration of key management personnel		$ 1.8	$ 2.6